UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06403

Morgan Stanley Emerging Markets Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Sara Furber 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2011

Date of reporting period:	March 31, 2011

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (95.7%)
Argentina (0.2%)
Commercial Banks
Banco Macro SA ADR	14,650	$586

Brazil (10.7%)
Beverages
Cia de Bebidas das Americas (Preference) ADR	106,000	3,001

Commercial Banks
Banco do Brasil SA	75,400	1,365
Banco Nacional SA (Preference) (a)(b)(c)	61,598,720	—
Itau Unibanco Holding SA	59,360	1,414
Itau Unibanco Holding SA (Preference) ADR	146,063	3,513
		6,292
Diversified Financial Services
BM&F Bovespa SA	281,500	2,043

Food Products
BRF - Brasil Foods SA	176,222	3,328

Household Durables
MRV Engenharia e Participacoes SA	109,100	873
PDG Realty SA Empreendimentos e Participacoes	330,000	1,851
		2,724
Household Products
Hypermarcas SA (c)	73,300	970

Metals & Mining
Vale SA (Preference)	17,252	501
Vale SA (Preference) ADR	133,688	3,946
Vale SA ADR	13,100	437
		4,884
Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA (Preference)	194,932	3,404
Petroleo Brasileiro SA ADR	51,000	2,062
Ultrapar Participacoes SA (Preference)	67,760	1,122
		6,588
Wireless Telecommunication Services
Vivo Participacoes SA ADR	59,200	2,390
		32,220
Chile (0.9%)
Independent Power Producers & Energy Traders
Empresa Nacional de Electricidad SA	524,882	974
Empresa Nacional de Electricidad SA ADR	3,200	178
		1,152

	Shares	Value (000)
Metals & Mining
Antofagasta PLC	68,087	$1,486
		2,638
China (12.9%)
Automobiles
China ZhengTong Auto Services Holdings Ltd. (c)	827,000	845
Dongfeng Motor Group Co., Ltd., Class H	676,000	1,151
		1,996
Commercial Banks
Bank of China Ltd., Class H	3,460,200	1,926
China Construction Bank Corp., Class H	4,984,810	4,672
		6,598
Construction Materials
West China Cement Ltd.	2,584,000	1,143

Diversified Telecommunication Services
China Telecom Corp. Ltd., Class H	2,830,000	1,728

Electrical Equipment
Xinjiang Goldwind Science & Technology Co., Ltd., Class H (c)(d)	465,200	858

Energy Equipment & Services
China Oilfield Services Ltd., Class H	654,000	1,480

Food Products
Want Want China Holdings Ltd.	1,288,000	1,012

Gas Utilities
China Gas Holdings Ltd.	1,690,000	830

Independent Power Producers & Energy Traders
China Resources Power Holdings Co., Ltd.	926,300	1,784

Industrial Conglomerates
Shanghai Industrial Holdings Ltd.	40,000	153

Insurance
China Life Insurance Co., Ltd., Class H	458,000	1,719
China Pacific Insurance Group Co., Ltd., Class H	433,800	1,824
Ping An Insurance Group Co. of China Ltd., Class H (d)	176,500	1,789
		5,332
Internet Software & Services
Sohu.com, Inc. (c)	18,400	1,644
Tencent Holdings Ltd. (d)	102,600	2,500
		4,144
Marine
Orient Overseas International Ltd.	79,500	834

Oil, Gas & Consumable Fuels
China Coal Energy Co., Ltd., Class H	661,000	901

	Shares	Value (000)
CNOOC Ltd.	1,033,000	$2,603
Yanzhou Coal Mining Co., Ltd.	518,000	1,884
		5,388
Personal Products
Hengan International Group Co., Ltd.	133,000	987

Semiconductors & Semiconductor Equipment
JA Solar Holdings Co., Ltd. ADR (c)(d)	106,080	742

Specialty Retail
Belle International Holdings Ltd.	909,000	1,666

Wireless Telecommunication Services
China Mobile Ltd.	210,500	1,939
		38,614
Czech Republic (2.5%)
Commercial Banks
Komercni Banka AS	9,224	2,328

Diversified Telecommunication Services
Telefonica O2 Czech Republic AS	98,300	2,299

Electric Utilities
CEZ AS	58,700	3,000
		7,627
Egypt (1.3%)
Capital Markets
Egyptian Financial Group-Hermes Holding	106,678	392
Egyptian Financial Group-Hermes Holding GDR	20,771	153
		545
Commercial Banks
Commercial International Bank Egypt SAE (c)	242,175	1,327

Diversified Telecommunication Services
Telecom Egypt	486,071	1,408

Food Products
Juhayna Food Industries (c)	815,033	764
		4,044
Hungary (0.6%)
Pharmaceuticals
Richter Gedeon Nyrt	9,135	1,899

India (8.2%)
Chemicals
Asian Paints Ltd.	16,854	954

Commercial Banks
HDFC Bank Ltd.	56,975	2,997

	Shares	Value (000)
ICICI Bank Ltd.	43,855	$1,098
IndusInd Bank Ltd.	264,700	1,613
		5,708
Construction & Engineering
Engineers India Ltd.	122,298	836
Larsen & Toubro Ltd.	32,728	1,212
		2,048
Diversified Financial Services
Infrastructure Development Finance Co., Ltd.	159,132	552

Gas Utilities
GAIL India Ltd.	79,024	822

Information Technology Services
Infosys Technologies Ltd.	58,266	4,235
Tata Consultancy Services Ltd.	76,130	2,021
		6,256
Media
Sun TV Network Ltd.	44,755	451

Metals & Mining
Jindal Steel & Power Ltd.	85,781	1,341

Oil, Gas & Consumable Fuels
Coal India Ltd.	59,700	464
Reliance Industries Ltd.	88,808	2,089
		2,553
Pharmaceuticals
Dr. Reddy’s Laboratories Ltd.	48,089	1,768
Glenmark Pharmaceuticals Ltd.	184,760	1,175
		2,943
Tobacco
ITC Ltd.	234,783	959
		24,587
Indonesia (4.0%)
Automobiles
Astra International Tbk PT	436,100	2,855

Commercial Banks
Bank Central Asia Tbk PT	2,315,500	1,848
Bank Mandiri Tbk PT	1,431,500	1,118
		2,966
Diversified Telecommunication Services
Telekomunikasi Indonesia Tbk PT	2,084,000	1,759

Food Products
Indofood Sukses Makmur Tbk PT	2,274,000	1,410

	Shares	Value (000)
Pharmaceuticals
Kalbe Farma Tbk PT	309,000	$120

Real Estate Management & Development
Lippo Karawaci Tbk PT	20,880,000	1,463

Wireless Telecommunication Services
Indosat Tbk PT	2,355,500	1,434
		12,007
Israel (0.0%)
Aerospace & Defense
Elbit Systems Ltd.	1	—	@

Korea, Republic of (14.2%)
Airlines
Korean Air Lines Co., Ltd.	15,870	952

Auto Components
Hyundai Mobis	5,692	1,699

Automobiles
Hyundai Motor Co.	16,856	3,119

Chemicals
Cheil Industries, Inc.	11,434	1,215
LG Chem Ltd.	6,949	2,914
OCI Co., Ltd.	4,446	2,002
SSCP Co., Ltd.	39,288	128
		6,259
Commercial Banks
Hana Financial Group, Inc.	15,470	669
KB Financial Group, Inc.	44,134	2,314
Shinhan Financial Group Co., Ltd.	63,422	2,882
		5,865
Construction & Engineering
GS Engineering & Construction Corp.	8,146	854
Hyundai Engineering & Construction Co., Ltd.	13,617	983
		1,837
Electronic Equipment, Instruments & Components
LG Display Co., Ltd.	25,800	809

Food & Staples Retailing
Shinsegae Co., Ltd.	2,082	495

Household Durables
Woongjin Coway Co., Ltd.	44,477	1,535

Insurance
Samsung Fire & Marine Insurance Co., Ltd.	8,171	1,806

	Shares	Value (000)
Internet Software & Services
NHN Corp. (c)	6,786	$1,185

Machinery
Hyundai Heavy Industries Co., Ltd.	2,590	1,223

Media
Cheil Worldwide, Inc.	72,260	955

Metals & Mining
Hyundai Steel Co.	9,921	1,266

Oil, Gas & Consumable Fuels
S-Oil Corp.	6,119	848
SK Innovation Co., Ltd.	9,653	1,857
		2,705
Personal Products
Amorepacific Corp.	662	631

Semiconductors & Semiconductor Equipment
Hynix Semiconductor, Inc.	69,450	1,982
Samsung Electronics Co., Ltd.	7,751	6,585
Samsung Electronics Co., Ltd. (Preference)	1,720	980
		9,547
Software
NCSoft Corp.	1,798	411

Trading Companies & Distributors
Samsung C&T Corp.	2,338	153
		42,452
Lebanon (0.6%)
Commercial Banks
Banque Audi sal- Audi Saradar Group GDR	124,861	925
BLOM Bank SAL GDR (c)	99,010	947
		1,872
Malaysia (1.6%)
Industrial Conglomerates
Sime Darby Bhd	431,600	1,315

Wireless Telecommunication Services
Axiata Group Bhd (c)	2,176,600	3,443
		4,758
Mexico (5.7%)
Beverages
Fomento Economico Mexicano SAB de CV ADR	47,400	2,782

Commercial Banks
Grupo Financiero Banorte SAB de CV Series O	374,800	1,765

	Shares	Value (000)
Construction & Engineering
Empresas ICA SAB de CV (c)	304,800	$693

Food & Staples Retailing
Wal-Mart de Mexico SAB de CV Series V	785,600	2,358

Household Durables
Desarrolladora Homex SAB de CV ADR (c)(d)	27,880	760

Metals & Mining
Grupo Mexico SAB de CV, Series B	448,100	1,680

Wireless Telecommunication Services
America Movil SAB de CV, Class L ADR	123,012	7,147
		17,185
Peru (1.3%)
Commercial Banks
Credicorp Ltd.	19,230	2,018

Metals & Mining
Cia de Minas Buenaventura SA ADR	46,550	2,000
		4,018
Philippines (2.4%)
Commercial Banks
Metropolitan Bank & Trust (c)	996,949	1,475

Diversified Financial Services
Ayala Corp.	162,400	1,440
Metro Pacific Investments Corp.	15,870,000	1,192
		2,632
Industrial Conglomerates
SM Investments Corp.	134,490	1,608

Wireless Telecommunication Services
Philippine Long Distance Telephone Co.	25,320	1,356
		7,071
Poland (1.8%)
Beverages
Central European Distribution Corp. (c)(d)	65,551	744

Diversified Telecommunication Services
Telekomunikacja Polska SA	389,013	2,411

Food & Staples Retailing
Jeronimo Martins SGPS SA	131,599	2,117
		5,272

	Shares	Value (000)
Qatar (0.5%)
Industrial Conglomerates
Industries Qatar QSC	35,900	$1,353

Russia (6.5%)
Commercial Banks
Sberbank of Russian Federation	1,091,150	4,098

Electric Utilities
Federal Hydrogenerating Co., JSC ADR (c)	1,318,643	67
IDGC Holding JSC (c)	7,174,810	1,216
		1,283
Energy Equipment & Services
Eurasia Drilling Co., Ltd. GDR	35,025	1,191

Health Care Providers & Services
Protek (c)	583,598	841

Oil, Gas & Consumable Fuels
Lukoil OAO ADR	102,655	7,328
Rosneft Oil Co. GDR	452,962	4,138
		11,466
Paper & Forest Products
Alliance Cellulose Ltd., Class B (a)(b)(c)	156,075	—

Wireless Telecommunication Services
Mail.ru Group Ltd. GDR (c)(e)	17,342	519
		19,398
South Africa (6.8%)
Beverages
SABMiller PLC	114,899	4,121

Distributors
Imperial Holdings Ltd.	62,265	1,051

Food & Staples Retailing
Pick n Pay Stores Ltd. (d)	375,361	2,553

Food Products
AVI Ltd.	479,058	2,124

Media
Naspers Ltd., Class N	81,313	4,375

Metals & Mining
Impala Platinum Holdings Ltd.	1,900	55

Multiline Retail
Clicks Group Ltd.	315,700	1,986

Wireless Telecommunication Services
MTN Group Ltd.	201,666	4,071

	Shares	Value (000)
		$20,336

Taiwan (6.6%)
Chemicals
Formosa Plastics Corp.	509,000	1,791
Nan Ya Plastics Corp.	220,000	649
		2,440
Communications Equipment
HTC Corp.	69,397	2,714

Computers & Peripherals
Acer, Inc.	217,557	444
Asustek Computer, Inc.	168,000	1,454
		1,898
Diversified Financial Services
Fubon Financial Holding Co., Ltd.	1,023,590	1,359

Electronic Equipment, Instruments & Components
AU Optronics Corp. (c)	730,130	638
Chimei Innolux Corp. (c)	1,065,000	1,092
Hon Hai Precision Industry Co., Ltd.	789,576	2,766
		4,496
Food Products
Uni-President Enterprises Corp.	1,274,100	1,746

Metals & Mining
China Steel Corp.	937,055	1,120

Semiconductors & Semiconductor Equipment
Kinsus Interconnect Technology Corp.	36,000	111
Taiwan Semiconductor Manufacturing Co., Ltd.	1,581,455	3,797
		3,908
		19,681
Thailand (2.8%)
Commercial Banks
Kasikornbank PCL (Foreign)	242,900	1,056
Kasikornbank PCL NVDR	373,400	1,568
		2,624
Construction Materials
Siam Cement PCL NVDR	189,800	2,203

Oil, Gas & Consumable Fuels
PTT PCL NVDR	172,800	2,022

Wireless Telecommunication Services
Total Access Communication PCL NVDR	1,013,700	1,609
		8,458

	Shares	Value (000)
Turkey (2.6%)
Beverages
Anadolu Efes Biracilik Ve Malt Sanayii AS	186,154	$2,634
Coca-Cola Icecek AS	83,272	1,044
		3,678
Diversified Telecommunication Services
Turk Telekomunikasyon AS	480,009	2,412

Transportation Infrastructure
TAV Havalimanlari Holding AS (c)	369,534	1,762
		7,852
United States (1.0%)
Food Products
Mead Johnson Nutrition Co.	51,829	3,002
Total Common Stocks (Cost $227,528)		286,930
Investment Companies (0.9%)
India (0.9%)
Morgan Stanley Growth Fund (c)(f) (Cost $332)	1,903,180	2,677

	Face Amount (000)
Corporate Bonds (0.0%)
India (0.0%)
Metals & Mining (0.0%)
Shri Ishar Alloy Steels,
15.00%, (expired maturity) (a)(b)(c)	INR	581	—

Pharmaceuticals (0.0%)
Dr. Reddy’s Laboratories Ltd.,
9.25%, 3/24/14 (a)	1,443		32
Total Corporate Bonds (Cost $409)			32

Shares
Short-Term Investments (5.7%)
Securities held as Collateral on Loaned Securities (1.8%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	4,546,467	4,546

	Face Amount (000)	Value (000)
Repurchase Agreements (0.3%)
Barclays Capital, Inc., (0.05%, dated 3/31/11, due 4/1/11; proceeds $239; fully collateralized by U.S. Government Obligations; U.S. Treasury Bill 0.00% due 9/29/11; U.S. Treasury Note 4.25% due 9/30/12; valued at $243)	$239	$239
Nomura Holdings, Inc., (0.24%, dated 3/31/11, due 4/1/11; proceeds $460; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 5.00% due 5/1/40; valued at $469)	460	460
		699
Total Securities held as Collateral on Loaned Securities (Cost $5,245)		5,245

	Shares
Investment Company (3.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	11,669,772	11,670
Total Short-Term Investments (Cost $16,915)		16,915
Total Investments (102.3%) (Cost $245,184) (Including $4,975 of Securities Loaned) +		306,554
Liabilities in Excess of Other Assets (-2.3%)		(6,868)
Net Assets (100.0%)		$299,686

(a)	Security has been deemed illiquid at March 31, 2011.
(b)

At March 31, 2011, the Fund held fair valued securities valued at approximately $0, representing 0.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)	Non-income producing security.
(d)

The value of loaned securities and related collateral outstanding at March 31, 2011 were approximately $4,975,000 and $5,245,000, respectively. The Fund received cash collateral of approximately $5,245,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

The Fund invests in the Morgan Stanley Growth Fund, an open-end management investment company advised by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Morgan Stanley Growth Fund with respect to assets invested by the Fund in the Morgan Stanley Growth Fund. The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $245,184,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $61,370,000 of which approximately $71,843,000 related to appreciated securities and approximately $10,473,000 related to depreciated securities.

@	Value is less than $500
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
UBS AG	USD	12,299	$12,299	4/1/11	ZAR	83,630	$12,362	$63
UBS AG	ZAR	83,630	12,362	4/1/11	USD	11,943	11,943	(419)
			$24,661				$24,305	$(356)

INR	—	Indian Rupee
USD	—	United States Dollar
ZAR	—	South African Rand

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	@	$—	$—		$—	@
Airlines	952		—	—		952
Auto Components	1,699		—	—		1,699
Automobiles	7,970		—	—		7,970
Beverages	14,326		—	—		14,326
Capital Markets	545		—	—		545
Chemicals	9,653		—	—		9,653
Commercial Banks	39,811		5,711	—	†	45,522
Communications Equipment	2,714		—	—		2,714
Computers & Peripherals	1,898		—	—		1,898
Construction & Engineering	4,578		—	—		4,578
Construction Materials	3,346		—	—		3,346
Distributors	1,051		—	—		1,051
Diversified Financial Services	6,586		—	—		6,586
Diversified Telecommunication Services	12,017		—	—		12,017
Electric Utilities	4,216		67	—		4,283
Electrical Equipment	858		—	—		858
Electronic Equipment, Instruments & Components	5,305		—	—		5,305
Energy Equipment & Services	2,671		—	—		2,671
Food & Staples Retailing	7,523		—	—		7,523
Food Products	13,386		—	—		13,386
Gas Utilities	1,652		—	—		1,652
Health Care Providers & Services	—		841	—		841
Household Durables	5,019		—	—		5,019
Household Products	970		—	—		970
Independent Power Producers & Energy Traders	2,936		—	—		2,936
Industrial Conglomerates	4,429		—	—		4,429
Information Technology Services	6,256		—	—		6,256
Insurance	7,138		—	—		7,138
Internet Software & Services	5,329		—	—		5,329
Machinery	1,223		—	—		1,223
Marine	834		—	—		834
Media	5,781		—	—		5,781
Metals & Mining	13,832		—	—		13,832
Multiline Retail	1,986		—	—		1,986
Oil, Gas & Consumable Fuels	30,722		—	—		30,722
Paper & Forest Products	—		—	—	†	—	†
Personal Products	1,618		—	—		1,618
Pharmaceuticals	4,962		—	—		4,962
Real Estate Management & Development	1,463		—	—		1,463
Semiconductors & Semiconductor Equipment	14,197		—	—		14,197
Software	411		—	—		411
Specialty Retail	1,666		—	—		1,666
Tobacco	959		—	—		959
Trading Companies & Distributors	153		—	—		153
Transportation Infrastructure	1,762		—	—		1,762
Wireless Telecommunication Services	23,908		—	—		23,908
Total Common Stocks	280,311		6,619	—	†	286,930
Investment Company	2,677		—	—		2,677
Corporate Bonds	—		32	—	†	32
Short-Term Investments
Investment Company	16,216		—	—		16,216
Repurchase Agreements	—		699	—		699
Total Short-Term Investments	16,216		699	—		16,915
Foreign Currency Exchange Contracts	—		63	—		63
Total Assets	299,204		7,413	—	†	306,617
Liabilities:
Foreign Currency Exchange Contracts	—		(419)	—		(419)
Total	$299,204		$6,994	$—	†	$306,198

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Fund did not have any significant investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)		Corporate Bonds (000)
Balance as of 12/31/10	$—	†	$—	†
Accrued discounts/premiums	—		—
Realized gain (loss)	—		—
Change in unrealized appreciation (depreciation)	—		—
Purchases	—		—
Sales	—		—
Transfers in for Level 3	—		—
Transfers out of Level 3	—		—
Balance as of 3/31/11	$—	†	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/11.	$—		$—

@ Value is less than $500.

† Includes one or more securities which are valued at zero.

Morgan Stanley Emerging Markets Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2011 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 — unadjusted quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Fund, Inc.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
May 24, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 24, 2011